Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2021 and 2020 consisted of:

	December 31, 2021	December 31, 2020

Deferred bonus and salaries payable	$3,173,739	$2,078,958
Research and development expenses payable	519,012	750,989
Professional fees payable	166,190	185,838
Cost of healthcare services payable	142,968	104,457
Insurance expenses payable	35,010	33,152
Others	135,646	87,378
	$4,172,565	$3,240,772